Equity Incentive Plan - Schedule of Weighted-average Black-Scholes Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Expected dividends	2.38%	1.85%	1.53%
Expected term (in years)	8 years 3 months	7 years 9 months 10 days	9 years 1 month 17 days
Expected stock price volatility	38.00%	37.00%	36.00%
Risk-free rate	3.54%	3.03%	1.45%